Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

The right-of-use assets and corresponding liabilities related to the Company’s operating leases are as follow:

	December 31, 2025	December 31, 2024
	US$	US$
Operating lease right-of-use assets, net	675,935	162,227

Current maturities of operating lease liability	173,494	55,673
Operating lease liability, net of current maturities	510,655	106,235
Total	684,149	161,908

Cash paid for amounts included in the measurement of lease liabilities:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Operating cash outflows for operating leases	107,168	89,032	48,497

The weighted average remaining lease terms and weighted average discount rates for operating leases were as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Weighted average remaining lease terms	3.78 years	4.03 years
Weighted average discount rate	4.89%	13.42%

Schedule of Maturities of Lease Liabilities

As of December 31, 2025 and 2024, maturities of lease liabilities for each of the following fiscal years ending December 31 and thereafter were as follows:

	December 31, 2025	December 31, 2024
	US$	US$
2025	—	73,416
2026	203,253	34,466
2027	203,253	34,466
2028 and beyond	345,015	68,933
Total minimum lease payment	751,521	211,281
Less: imputed interest	(67,372)	(49,373)
Total lease liabilities	684,149	161,908
Less: current portion	(173,494)	(55,673)
Non-current portion	510,655	106,235